DEBT	12 Months Ended
Dec. 31, 2016
DEBT
DEBT

12.DEBT

In March 2012, the Group entered into a five-year bank credit facility under which the Group can borrow up to RMB500,000 by May 21, 2015, which is subject to bank’s reevaluation from time to time. The credit facility is restricted to certain hotels’ renovation and the credit facility is not collateralized. The credit facility has a specified expiration schedule for draw down. The interest rate for each draw down is established on the draw-down date and is adjusted annually, based on the loan interest rate stipulated by the People’s Bank of China for the corresponding period. RMB100,000 of the credit facility expired as of December 31, 2012. In 2013, 2014 and 2015, the Group did not have any additional draw-down and credit facility had expired on May 21, 2015.

In September 2012, the Group entered into a three-year revolving bank credit facility under which the Group can draw-down up to RMB300,000 by October 9, 2015. In December 2013, the Group renewed the bank credit facility under which the Group can borrow up to RMB500,000 by December 11, 2016. The interest rate for this credit facility was determined on the draw-down date and the credit facility was not collateralized. In 2013, 2014 and 2015, the Group has drawn down the credit facility of RMB104,540, nil and RMB100,000 and repaid RMB104,540, nil and RMB100,000, respectively. The weighted average interest rate for borrowings drawn under such credit facility was 6.0% and 5.61% for the year ended December 31, 2013 and 2015, respectively. As of December 31, 2015, a letter of guarantee of RMB700 was issued under this credit facility, and RMB499,300 was available for future borrowing. This facility expired on December 11, 2016.

In December 2013, the Group signed a one-year entrusted loan contract with a subsidiary of Ctrip.com International, Ltd. under which the Group can borrow up to RMB300,000 for the period from January 6, 2014 to January 5, 2015. The interest rate of this borrowing is 5.4%. According to the agreement, the Group shall settle the unpaid principal and interest with its ordinary shares if the loan is in default. In January 2014, the Group had drawn down RMB300,000 under this contract and fully repaid the amount in November 2014.

In July 2015, the Group entered into a one-year bank loan contract, under which the Group can borrow up to US$30 million for the period ended May 30, 2016, and the Group had a RMB220,000 deposit pledged accordingly. The interest rate of this borrowing is based on the three-month London Interbank Offered Rate (“Libor”) on draw-down date plus 1.2%. In 2015, the Group had drawn down US$30 million under this contract and fully repaid this amount. The weighted average interest rate for borrowings drawn under such credit facility was 1.49% for the year ended December 31, 2015.

In July 2015, the Group entered into a one-year bank loan contract, under which the Group can borrow up to US$50 million for the period ended June 30, 2016, and the Group had a RMB360,000 deposit pledged accordingly. The interest rate of this borrowing is based on the three-month Libor on draw-down date plus 1.2%. In 2015, the Group had drawn down US$50 million under this contract and fully repaid the amount in 2016. The weighted average interest rate for borrowings drawn under such credit facility was 1.50% and 1.81% for the year ended December 31, 2015 and 2016, respectively.

In January 2016, the Group entered into a one-year bank revolving loan agreement under which the Group can borrow up to US$43 million for the period ended January 1, 2017. The interest rate is based on the one-, two- or three-month Libor on draw-down date plus no less than 2%. As of December 31, 2016, the Group had drawn down US$43 million under this agreement and repaid nil. The weighted average interest rate of borrowings drawn under this agreement was 2.70% for the year ended December 31, 2016.

In May 2016, the Group entered into a one-year revolving corporation overdraft facility agreement under which the Group can borrow up to RMB50,000, of which each draw-down should last no longer than three months, by May 16, 2017. The interest rate for each draw-down is established on the draw-down date and is based on the People’s Bank of China’s one-year benchmark interest rate for loans on the draw-down date. As of December 31, 2016, the Group had drawn down nil under this agreement.

In September 2016, the Group entered into a one-year revolving general credit facility under which the Group can borrow up to RMB200,000 by September 30, 2017. The interest rate for each draw-down will be established in each draw-down agreement. As of December 31, 2016, the Group had drawn down nil under this agreement.